SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2024
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS
NOTE 9: -    SUBSEQUENT EVENTS

a.
On July 23, 2024 Evogene announced a reverse share split of its issued and outstanding Ordinary Shares, at a ratio of 1-for-10, which was implemented after market close on July 24, 2024. Evogene’s Ordinary Shares began trading on the Nasdaq Capital Market on a post-reverse split basis at the market open on July 25, 2024, and on the Tel Aviv Stock Exchange at the market open on July 28, 2024. The reverse share split was approved by Evogene’s shareholders at the Company’s Annual Meeting of Shareholders held on June 13, 2024, to be effected at the board of directors’ discretion within approved parameters. In addition, proportionate adjustments were made to the number of shares issuable upon the exercise of all outstanding options entitling the holders to purchase Ordinary Shares (with a reciprocal increase in the per share exercise price) and to the number of Ordinary Shares underlying outstanding Restricted Share Units (RSUs).

b.
On August 23, 2024, Evogene entered into a definitive securities purchase agreement, or the Securities Purchase Agreement, with an institutional investor, or the Investor, pursuant to which, on August 26, 2024 Evogene issued and sold to such investor in a registered direct offering, or the Offering, (i) 265,000 Ordinary Shares, and (ii) pre-funded warrants, or the Pre-Funded Warrants, to purchase up to 1,427,308 Ordinary Shares. The Pre-Funded Warrants have an exercise price of $0.0001 per Ordinary Share, are immediately exercisable and may be exercised at any time until exercised in full. In a concurrent private placement, the Company also issued to the Investor unregistered Series A ordinary warrants to purchase up to 1,692,308 ordinary shares, and unregistered Series B ordinary warrants to purchase up to 1,692,308 ordinary shares. Each ordinary share (or ordinary share equivalent in lieu thereof) was sold with one Series A ordinary warrant to purchase one ordinary share and one Series B ordinary warrant to purchase one ordinary share at a combined purchase price of US$3.25. The Series A ordinary warrants have an exercise price of US$3.55 per share, immediately exercisable upon issuance and will expire five years from issuance. The Series B ordinary warrants have an exercise price of US$3.55 per share, immediately exercisable upon issuance and will expire eighteen months from issuance. The gross proceeds from the Offering were approximately US$5.5 million before deducting placement agent fees and other offering expenses.